CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) / PARENT NET INVESTMENT - USD ($)	Total	Flame Acquisition Corp [Member]	Prior to Business Combination [Member]	Redeemable shares reclassified to Common Stock [Member]	Common Class A [Member] Flame Acquisition Corp [Member]	Common Class B [Member] Flame Acquisition Corp [Member]	Common Stock [Member]	Common Stock [Member] Prior to Business Combination [Member]	Common Stock [Member] Redeemable shares reclassified to Common Stock [Member]	Common Stock [Member] Common Class A [Member] Flame Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member] Flame Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Prior to Business Combination [Member]	Additional Paid-in Capital [Member] Redeemable shares reclassified to Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Flame Acquisition Corp [Member]	Accumulated Deficit [Member] Prior to Business Combination [Member]	Accumulated Deficit [Member] Redeemable shares reclassified to Common Stock [Member]
Beginning balance (in shares) at Dec. 31, 2021										0	7,187,500
Beginning balance at Dec. 31, 2021		$ (12,939,436)								$ 0	$ 719					$ (12,940,155)
Initial fair value adjustment of convertible promissory notes – related parties		52,126														52,126
Remeasurement of Class A common stock subject to possible redemption		(2,847,008)														(2,847,008)
Net loss		(2,590,948)														(2,590,948)
Ending balance (in shares) at Dec. 31, 2022					0	7,187,500				0	7,187,500
Ending balance at Dec. 31, 2022		(18,325,266)								$ 0	$ 719					(18,325,985)
Parent Net Investment [Roll Forward]
Net loss		(2,590,948)														(2,590,948)
Ending balance at Dec. 31, 2022	$ 362,596,000
Net loss	(23,193,000)
Parent Net Investment [Roll Forward]
Contributions from parent	19,747,000
Net loss	(23,193,000)
Ending balance at Mar. 31, 2023	359,150,000
Beginning balance (in shares) at Dec. 31, 2022					0	7,187,500				0	7,187,500
Beginning balance at Dec. 31, 2022		(18,325,266)								$ 0	$ 719					(18,325,985)
Net loss	(45,501,000)
Beginning balance at Dec. 31, 2022	362,596,000
Parent Net Investment [Roll Forward]
Net loss	(45,501,000)
Ending balance at Jun. 30, 2023	354,285,000
Beginning balance (in shares) at Dec. 31, 2022					0	7,187,500				0	7,187,500
Beginning balance at Dec. 31, 2022		(18,325,266)								$ 0	$ 719					(18,325,985)
Initial fair value adjustment of convertible promissory notes – related parties		533,200														533,200
Remeasurement of Class A common stock subject to possible redemption		(3,301,702)														(3,301,702)
Conversion of Class B common stock to Class A common stock (Shares)										7,187,500	(7,187,500)
Conversion of Class B common stock to Class A common stock										$ 719	$ (719)
Excise tax on Class A common stock redemptions		(2,308,378)														(2,308,378)
Net loss		(32,180,557)														(32,180,557)
Ending balance (in shares) at Dec. 31, 2023					7,187,500	0				7,187,500	0
Ending balance at Dec. 31, 2023	339,021,000	(55,582,703)								$ 719	$ 0					(55,583,422)
Beginning balance at Dec. 31, 2022	362,596,000
Parent Net Investment [Roll Forward]
Net loss		$ (32,180,557)														$ (32,180,557)
Ending balance at Dec. 31, 2023	339,021,000
Net loss	(22,308,000)
Beginning balance at Mar. 31, 2023	359,150,000
Parent Net Investment [Roll Forward]
Contributions from parent	17,443,000
Net loss	(22,308,000)
Ending balance at Jun. 30, 2023	354,285,000
Net loss	(11,789,000)
Ending balance (in shares) at Feb. 13, 2024							13,141,359	7,187,500	5,953,859
Ending balance at Feb. 13, 2024	(19,068,000)		$ (81,017,000)	$ 61,949,000			$ 2,000	$ 1,000	$ 1,000			$ 61,948,000	$ 0	$ 61,948,000	$ (81,018,000)		$ (81,018,000)	$ 0
Beginning balance at Dec. 31, 2023	339,021,000
Parent Net Investment [Roll Forward]
Contributions from parent	22,474,000
Net loss	(11,789,000)
Ending balance at Feb. 13, 2024	$ 349,706,000
Private offering proceeds, net (in shares)	44,000,000
Ending balance (in shares) at Feb. 14, 2024	60,166,269
Beginning balance (in shares) at Feb. 13, 2024							13,141,359	7,187,500	5,953,859
Beginning balance at Feb. 13, 2024	$ (19,068,000)		(81,017,000)	61,949,000			$ 2,000	$ 1,000	$ 1,000			61,948,000	0	61,948,000	(81,018,000)		(81,018,000)	0
Private offering proceeds, net (in shares)							44,024,910
Private offering proceeds, net	417,371,000						$ 4,000					417,367,000
Issuance of merger consideration shares (in shares)							3,000,000
Issuance of merger consideration shares	36,300,000											36,300,000
Shared based compensation (in shares)							2,758,334
Shared based compensation	10,080,000											10,080,000
Net loss	(180,105,000)														(180,105,000)
Ending balance (in shares) at Mar. 31, 2024							62,924,603
Ending balance at Mar. 31, 2024	264,578,000						$ 6,000					525,695,000			(261,123,000)
Beginning balance at Feb. 13, 2024	349,706,000
Parent Net Investment [Roll Forward]
Net loss	(180,105,000)														(180,105,000)
Beginning balance (in shares) at Feb. 13, 2024							13,141,359	7,187,500	5,953,859
Beginning balance at Feb. 13, 2024	$ (19,068,000)		$ (81,017,000)	$ 61,949,000			$ 2,000	$ 1,000	$ 1,000			61,948,000	$ 0	$ 61,948,000	(81,018,000)		$ (81,018,000)	$ 0
Issuance of merger consideration shares (in shares)	3,000,000
Issuance of merger consideration shares	$ 36,300,000
Net loss	$ (345,541,000)
Ending balance (in shares) at Jun. 30, 2024	64,845,435						64,845,435
Ending balance at Jun. 30, 2024	$ 122,047,000						$ 6,000					548,600,000			(426,559,000)
Beginning balance at Feb. 13, 2024	349,706,000
Parent Net Investment [Roll Forward]
Net loss	(345,541,000)
Ending balance at Jun. 30, 2024	0
Beginning balance (in shares) at Mar. 31, 2024							62,924,603
Beginning balance at Mar. 31, 2024	264,578,000						$ 6,000					525,695,000			(261,123,000)
Shared based compensation (in shares)							1,920,832
Shared based compensation	22,905,000											22,905,000
Net loss	$ (165,436,000)														(165,436,000)
Ending balance (in shares) at Jun. 30, 2024	64,845,435						64,845,435
Ending balance at Jun. 30, 2024	$ 122,047,000						$ 6,000					$ 548,600,000			(426,559,000)
Parent Net Investment [Roll Forward]
Net loss	(165,436,000)														$ (165,436,000)
Ending balance at Jun. 30, 2024	$ 0